Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.63%(a)
Alabama–2.20%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 300	$ 249,659
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,565	1,666,686
Black Belt Energy Gas District (The); Series 2023 B, RB(c)	5.25%	12/01/2030	1,805	1,915,621
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(d)	5.50%	01/01/2043	1,600	928,000
Jefferson (County of), AL; Series 2013 A, Revenue Wts. (INS - AGM)(e)	5.50%	10/01/2053	1,505	1,528,392
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	4,901,247
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,890	1,840,590
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,790	1,896,907
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	1,045	951,116
				15,878,218
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	469,705
Arizona–3.68%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,305	1,203,194
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(f)	5.00%	07/01/2039	1,520	1,415,507
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(f)	5.00%	07/01/2049	500	441,544
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(f)	5.00%	12/15/2050	680	620,859
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,327,293
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	887,202
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(e)	4.00%	07/01/2045	1,750	1,686,661
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	280	255,171
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(e)	5.00%	07/01/2046	3,805	4,100,738
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	630	636,937
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	455	402,785
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,505	1,352,574
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,335	937,517
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	4,295	4,708,182
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	980	1,039,293
Series 2007, RB	5.00%	12/01/2037	3,255	3,456,024
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,032,977
				26,504,458
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	690,570
California–17.51%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2038	2,800	2,827,043
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	1,050	916,609
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	2,105	1,683,658
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	4,075	4,143,652
Series 2023, GO Bonds	5.25%	09/01/2053	4,290	4,815,204
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	$ 1,060	$ 831,969
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	13,950	1,272,490
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,791
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	2,115	348,353
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	5,580	6,000,778
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	4,830,591
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,452
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,190	4,910,640
Series 2023-1, RB	4.38%	09/20/2036	1,066	1,031,942
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	245	215,759
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,752,484
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2036	2,115	2,179,343
Series 2018 A, RB(h)	5.00%	12/31/2047	2,550	2,568,295
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	1,060	1,026,402
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(f)	5.00%	08/01/2039	320	292,636
California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	1,190	1,191,005
Series 2012, RB(f)(h)	5.00%	07/01/2030	275	275,201
Series 2012, RB(f)(h)	5.00%	07/01/2037	2,875	2,875,584
Series 2012, RB(f)(h)	5.00%	11/21/2045	3,365	3,342,754
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(f)	5.25%	12/01/2056	1,275	1,238,041
California State University;
Series 2019 A, RB	5.00%	11/01/2044	3,145	3,382,264
Series 2019 A, RB(i)	5.00%	11/01/2049	2,695	2,871,724
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,914,640
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	1,055	707,760
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	1,055	733,988
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(f)	4.00%	08/01/2056	635	462,524
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	525	507,067
Golden State Tobacco Securitization Corp.;
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,245	2,314,023
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	3,540	369,399
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(h)	5.50%	05/15/2036	2,225	2,537,180
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB(h)	5.00%	05/15/2036	1,700	1,805,089
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,965	3,174,127
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(e)	5.00%	08/01/2050	1,575	1,661,176
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	916,195
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,550	2,427,881
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(e)	4.13%	08/01/2050	5,000	5,008,394
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	50,003
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(e)	4.13%	08/01/2045	2,000	2,007,716
Regents of the University of California Medical Center;
Series 2022 P, RB(i)(k)	4.00%	05/15/2053	6,915	6,658,076
Series 2022 P, RB	3.50%	05/15/2054	2,570	2,150,557
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2047	1,665	1,830,060
Series 2022 A, GO Bonds (INS - BAM)(e)	5.50%	08/01/2052	2,020	2,207,688
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	$ 2,620	$ 2,505,374
Series 2021 A, RB	5.00%	07/01/2056	2,545	2,706,704
Series 2023 B, RB(h)	5.00%	07/01/2048	3,230	3,362,254
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(h)	5.00%	05/01/2038	860	896,159
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(h)	5.00%	05/01/2050	2,980	3,032,386
Series 2021 A, Ref. RB(h)	5.00%	05/01/2036	775	834,601
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2049	4,805	4,840,179
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	4,410	1,586,767
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2025	1,485	1,402,009
Series 2005, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2026	1,350	1,233,138
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(e)	5.00%	09/01/2026	1,330	1,380,305
Western Placer Unified School District; Series 2017, Ref. COP (INS - AGM)(e)	4.00%	08/01/2049	1,735	1,708,760
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	4,650	3,448,768
				126,265,611
Colorado–6.40%
Adams 12 Five Star Schools; Series 2012, Ref. GO Bonds	4.00%	12/15/2023	100	100,026
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	546,464
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	948,739
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,168,944
Bromley Park Metropolitan District No 2; Series 2023, Ref. GO Bonds (INS - BAM)(e)	5.38%	12/01/2053	790	847,221
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(f)	5.00%	12/01/2047	2,140	1,922,242
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	739,536
Series 2022, RB	6.50%	12/01/2053	725	728,220
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	864,623
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,231,751
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,758,092
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,859,525
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	345	320,720
Series 2007 A, RB	5.30%	07/01/2037	320	248,328
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,170,681
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	545	536,349
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	411,051
Denver (City & County of), CO;
Series 2013 A, RB(b)(c)(h)	5.25%	02/16/2024	3,000	3,007,787
Series 2018 A, Ref. RB(h)	5.00%	12/01/2048	2,230	2,265,474
Series 2018 A, Ref. RB(h)	5.25%	12/01/2048	2,085	2,146,771
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,675	1,065,056
Series 2022 A, RB(h)	5.00%	11/15/2036	1,200	1,309,158
Series 2022 A, RB(h)	5.00%	11/15/2047	3,170	3,306,400
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	569	486,624
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	856,717
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	800	764,939
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	993	792,073
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2053	735	754,290
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	973,544
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	843,920
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	752,666
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	353,671
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,611,762
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	$ 750	$ 699,124
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	810,439
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	628,317
Series 2023, GO Bonds	8.00%	12/15/2035	830	797,268
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,680	1,016,259
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,610	1,527,606
				46,172,377
District of Columbia–3.56%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(e)	5.00%	02/01/2031	235	235,212
Series 2022 A, RB	5.00%	07/01/2047	2,125	2,306,691
Series 2023 A, RB	5.25%	05/01/2048	3,165	3,509,241
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	762,046
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	4,154,597
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(h)	5.00%	10/01/2042	3,385	3,457,752
Series 2021 A, Ref. RB(h)	4.00%	10/01/2041	3,000	2,877,400
Series 2023 A, Ref. RB(h)	5.25%	10/01/2042	1,665	1,796,301
Series 2023 A, Ref. RB(h)	5.25%	10/01/2043	1,470	1,582,186
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,904,084
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,780	3,057,705
				25,643,215
Florida–11.47%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	1,075	701,190
Series 2022 B, RB(f)	6.50%	11/15/2033	100	84,604
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	567,937
Broward (County of), FL;
Series 2019 A, RB(h)	5.00%	10/01/2049	1,325	1,347,425
Series 2019 B, RB(h)	4.00%	09/01/2044	1,060	1,015,784
Series 2022 A, RB	4.00%	10/01/2047	7,340	7,321,595
Series 2022, RB	5.00%	01/01/2047	2,145	2,307,517
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	4,240	4,037,738
Cape Coral (City of) FL; Series 2023, Ref. RB (INS - BAM)(e)	5.60%	03/01/2048	1,580	1,720,177
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(d)(f)	7.75%	05/15/2035	1,230	39,373
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,770	1,782,090
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,550,107
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(h)	7.38%	01/01/2049	850	853,711
Fort Lauderdale (City of), FL;
Series 2023 A, RB	5.50%	09/01/2053	3,200	3,598,134
Series 2023, RB	5.50%	09/01/2053	1,900	2,136,392
Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,309,272
Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2052	1,715	1,732,366
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,168,816
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	3,220	3,276,462
Jacksonville (City of) FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	3,170	3,499,226
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	730,984
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	310,156
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,128,025
Lee (County of), FL;
Series 2021 B, RB(h)	5.00%	10/01/2034	1,315	1,430,052
Series 2022, RB	5.25%	08/01/2049	2,125	2,248,187
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2052	$ 2,530	$ 2,681,870
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,465,202
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,975	3,770,519
Series 2022 A, Ref. RB(h)	5.25%	10/01/2052	645	672,074
Series 2023 A, Ref. RB(h)	5.00%	10/01/2047	1,065	1,091,185
Subseries 2021 A-2, Ref. RB (INS - AGM)(e)	4.00%	10/01/2049	3,200	2,991,872
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(e)	5.00%	07/01/2035	720	720,583
Series 2010 A, RB	5.00%	07/01/2040	6,720	6,721,747
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,970	3,135,182
Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(l)	3.41%	10/01/2039	2,145	2,145,000
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	570	111,540
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	3,940	726,464
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	485	84,244
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	2,125	1,961,523
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	973,364
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	453,386
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,000,937
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,657,061
Tampa (City of) & Hillsborough (County of), FL Expressway Authority; Series 2017 B, Ref. RB	4.00%	07/01/2042	2,505	2,453,950
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	4,260	996,625
				82,711,650
Georgia–2.42%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	3,694,367
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(k)	4.00%	07/01/2044	4,230	4,103,354
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(l)	2.40%	11/01/2052	1,250	1,250,000
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,385	1,472,877
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,421,834
Main Street Natural Gas, Inc.;
Series 2021 C, RB(c)	4.00%	12/01/2028	1,575	1,545,947
Series 2022 C, RB(c)(f)	4.00%	11/01/2027	1,605	1,523,688
Series 2023 B, RB(c)	5.00%	03/01/2030	2,360	2,460,165
				17,472,232
Hawaii–0.14%
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,085
Idaho–0.42%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	390,068
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	512,600
Idaho Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	520,184
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(f)	3.75%	09/01/2051	2,120	1,625,867
				3,048,719
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–9.27%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 1,325	$ 1,331,243
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	537,438
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	426,585
Series 2014, RB	5.00%	11/01/2039	1,085	1,090,495
Series 2014, Ref. RB(b)(c)	5.00%	01/01/2024	1,400	1,401,669
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,336,579
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2030	4,320	4,321,029
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,888,458
Chicago (City of), IL Board of Education;
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2032	880	914,391
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	899,647
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	981,180
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(b)(c)(h)	5.50%	02/06/2024	4,000	4,009,553
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,575	1,575,054
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(e)	4.00%	01/01/2041	1,485	1,433,030
Series 2020 D, GO Bonds (INS - BAM)(e)	4.00%	01/01/2039	1,320	1,294,137
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,650,366
Series 2014, GO Bonds	5.00%	05/01/2035	540	540,820
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,541,811
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,362,380
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	352,123
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,966,109
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,651,405
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,246,548
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	460	460,315
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,810	1,832,555
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	75	63,968
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,550	1,223,174
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,365,697
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,151	626,614
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	897,661
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	154,885
Series 2017, Ref. RB	5.25%	02/15/2037	250	249,508
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,523,006
Series 2017 B, Ref. RB (INS - BAM)(e)(j)	4.70%	12/15/2037	1,500	1,112,239
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2031	1,530	1,541,368
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(i)	5.00%	01/01/2038	4,625	4,625,254
Series 2013 A, RB	5.00%	01/01/2038	3,805	3,805,209
Series 2014 B, RB	5.00%	01/01/2038	1,265	1,265,446
Series 2014 C, RB	5.00%	01/01/2039	6,240	6,310,067
				66,809,016
Indiana–1.46%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(e)	5.63%	07/15/2053	3,165	3,462,832
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	160,826
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	2,250	2,262,534
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(h)	5.75%	08/01/2042	305	305,015
Indiana (State of) Municipal Power Agency; Series 2013 A, RB	5.25%	01/01/2038	2,000	2,001,835
Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB(h)	5.00%	01/01/2029	1,325	1,418,896
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	5.88%	01/01/2024	110	110,135
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(c)(h)	4.40%	06/10/2031	$ 785	$ 789,247
				10,511,320
Iowa–1.31%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	785	547,069
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,596,196
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	3,480	3,482,479
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,003,468
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,425	1,385,007
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	1,380	1,400,234
				9,414,453
Kansas–0.27%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,261,500
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	676,710
				1,938,210
Kentucky–1.33%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(f)(h)	4.70%	01/01/2052	850	786,397
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	4.70%	02/01/2025	900	900,746
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(e)	5.00%	12/01/2047	665	665,158
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,420,574
Series 2015 A, RB	5.00%	07/01/2040	1,250	1,254,038
Series 2015 A, RB	5.00%	01/01/2045	1,695	1,695,648
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,602,971
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,282,723
				9,608,255
Louisiana–1.12%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(e)	4.00%	12/01/2042	1,000	981,460
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(f)	3.90%	11/01/2044	1,055	905,511
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(c)	5.50%	05/15/2026	2,000	2,117,835
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	3,395	3,409,192
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2048	625	642,385
				8,056,383
Maryland–0.76%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	479	482,622
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,309,941
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	866,635
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(h)	5.25%	06/30/2052	1,185	1,204,103
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB(h)	5.00%	11/12/2028	500	510,227
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,126,556
				5,500,084
Massachusetts–1.83%
Massachusetts (Commonwealth of); Series 2023, RB	5.00%	06/01/2053	5,835	6,278,567
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	1,680	1,789,172
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	$ 1,535	$ 1,540,019
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	1,930,378
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2034	275	261,245
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(h)	5.00%	07/01/2046	1,345	1,390,816
				13,190,197
Michigan–5.34%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	250	218,058
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	857,372
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(e)	5.00%	07/01/2048	2,650	2,653,815
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,884,620
Series 2023, RB	5.50%	11/15/2049	3,965	4,500,085
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(i)	5.00%	04/15/2041	3,650	3,738,746
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(e)	5.00%	07/01/2033	2,000	2,009,535
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	793,543
Series 2014 D-2, Ref. RB (INS - AGM)(e)	5.00%	07/01/2028	2,000	2,013,502
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	794,661
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	194,552
Series 2020, Ref. RB	5.00%	06/01/2045	620	533,618
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(b)(i)(k)	5.00%	12/01/2046	4,935	4,989,331
Series 2017, Ref. RB	4.00%	12/01/2040	1,090	1,072,163
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	2,480	2,586,095
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(h)	4.00%	10/01/2026	2,885	2,826,778
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2030	910	952,201
Regents of the University of Michigan; Series 2012 B, VRD RB(l)	2.00%	04/01/2042	3,850	3,850,000
				38,468,675
Minnesota–0.32%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	298,541
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	381,231
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	765,718
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	487,982
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	392,018
				2,325,490
Mississippi–0.20%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,415,528
Missouri–2.09%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,377,663
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,384,610
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(h)	5.00%	03/01/2046	5,985	6,049,266
Series 2019 B, RB (INS - AGM)(e)(h)	5.00%	03/01/2049	1,270	1,289,576
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	475,577
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	382,169
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	$ 2,335	$ 2,149,193
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	975	949,946
				15,058,000
Nebraska–1.82%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	277,646
Series 2017 A, Ref. RB	5.00%	09/01/2042	4,765	4,964,590
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	1,075	1,106,744
Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,380,785
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(e)	4.00%	02/01/2051	2,605	2,537,346
Series 2022, RB(i)(k)	5.25%	02/01/2052	2,640	2,882,273
				13,149,384
Nevada–1.21%
Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	6,745	7,211,463
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	1,530	1,511,946
				8,723,409
New Hampshire–0.91%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	384	369,533
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,087	2,041,033
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,395	1,445,184
New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,378,509
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,327,228
				6,561,487
New Jersey–3.57%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	580	580,313
Series 2012, RB(h)	5.75%	09/15/2027	450	450,087
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2036	750	766,617
Series 2021 QQQ, RB	4.00%	06/15/2040	1,000	1,001,532
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.50%	01/01/2027	1,200	1,201,026
Series 2013, RB(h)	5.00%	01/01/2028	1,000	1,000,511
Series 2013, RB(h)	5.38%	01/01/2043	1,320	1,321,025
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	4,865	4,443,109
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, RN(i)(k)	5.00%	06/15/2029	2,015	2,100,907
Series 2018 A, RN(i)(k)	5.00%	06/15/2030	940	979,526
Series 2018 A, RN(i)(k)	5.00%	06/15/2031	955	994,329
Series 2021 A, Ref. RB	5.00%	06/15/2033	630	706,925
Series 2022, RB	5.25%	06/15/2046	1,815	1,952,736
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,742,262
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,162,415
Series 2018 B, Ref. RB	5.00%	06/01/2046	2,350	2,356,544
				25,759,864
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	398,883
New York–23.36%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	520	459,439
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	$ 3,450	$ 3,189,075
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	3,190	3,110,463
Metropolitan Transportation Authority;
Series 2012 C, RB	4.25%	11/15/2042	255	250,065
Series 2013 B, RB(b)(c)	5.00%	01/08/2024	2,325	2,328,496
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,536,922
Series 2020 A-1, RB (INS - AGM)(e)	4.00%	11/15/2041	2,540	2,470,938
Series 2020 A-1, RB (INS - BAM)(e)	4.00%	11/15/2053	500	457,554
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,752,802
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(d)	5.00%	01/01/2058	2,730	653,985
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,345,000)(d)(f)(p)	9.00%	01/01/2041	1,345	1,277,750
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(h)	4.00%	07/15/2055	2,975	2,672,716
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,159,529
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	3,125	3,352,166
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,358,193
Subseries 2022 D-1, RB(i)	5.25%	05/01/2039	4,680	5,291,532
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,915	2,111,855
New York (City of), NY Municipal Water Finance Authority;
Series 2012, VRD RB(l)	3.25%	06/15/2046	6,440	6,440,000
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	2,076,876
Series 2020 BB-1, RB	5.00%	06/15/2050	4,115	4,368,089
Series 2020, Ref. RB	5.00%	06/15/2050	2,075	2,202,621
Series 2021, VRD RB(l)	1.90%	06/15/2045	4,295	4,295,000
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	1,455	1,453,440
Series 2019 B-1, RB	4.00%	11/01/2045	1,850	1,820,609
Series 2023 F-1, RB	4.00%	02/01/2051	3,230	3,120,588
Series 2024 B, RB	4.38%	05/01/2053	2,790	2,799,710
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,570	1,680,172
Series 2018 E, RB(i)	5.00%	03/15/2046	7,240	7,582,422
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2028	600	666,537
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	505	572,065
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,369,305
New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	4,640	4,591,707
New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	5,315	5,121,393
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(e)	5.00%	11/15/2053	2,215	2,373,130
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	6,298,718
Series 2019 B, RB (INS - AGM)(e)(i)(k)	4.00%	01/01/2050	3,300	3,198,582
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	3,111,614
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,645,317
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	360	330,250
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,095,908
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	7,280	7,095,311
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,128,900
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2038	1,800	1,807,430
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	655	673,320
Series 2020, Ref. RB(h)	5.38%	08/01/2036	1,205	1,210,594
Series 2023, RB(h)	5.38%	06/30/2060	2,755	2,757,430
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	$ 1,345	$ 1,345,051
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,690	1,689,887
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2033	2,670	2,704,521
Series 2018, RB(h)	5.00%	01/01/2034	2,560	2,591,189
Series 2018, RB(h)	5.00%	01/01/2036	2,145	2,160,010
Series 2020, RB(h)	5.00%	10/01/2040	2,535	2,524,693
Series 2020, RB(h)	4.38%	10/01/2045	1,485	1,340,512
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	5,075	5,031,073
Series 2016 A, RB(h)	5.25%	01/01/2050	3,250	3,250,078
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(h)	5.00%	12/01/2036	1,255	1,321,115
Series 2022, RB(h)	5.00%	12/01/2038	1,040	1,084,831
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	1,110	1,092,742
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,228,594
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	960	1,013,043
Series 2021 A, RB	5.00%	11/15/2056	1,690	1,786,920
Series 2022, RB(i)	5.00%	05/15/2051	7,225	7,647,380
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,330,557
				168,462,714
North Carolina–0.52%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(l)	2.10%	01/15/2048	580	580,000
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,235	1,264,039
Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	1,970	1,930,156
				3,774,195
North Dakota–0.58%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,975	2,450,862
Series 2017 C, RB	5.00%	06/01/2053	2,215	1,752,768
				4,203,630
Ohio–4.39%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,080,072
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	6,540	5,731,028
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	9,975	8,813,329
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	10,895	1,119,757
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.50%	01/01/2034	1,410	1,410,081
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	1,020	1,020,062
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	815	813,147
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,480	1,487,121
Series 2017, Ref. RB	5.50%	02/15/2052	1,070	1,082,841
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,280,227
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,683,434
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(d)(f)	6.00%	04/01/2038	1,810	524,900
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,075,576
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,844,673
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	745	704,771
				31,671,019
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.84%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(e)(g)	0.00%	02/01/2031	$ 1,000	$ 768,660
Series 2002, RB (INS - AGM)(e)(g)	0.00%	02/01/2034	3,970	2,702,772
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	4,800	4,647,766
Series 2018 B, RB	5.50%	08/15/2057	1,560	1,497,980
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	2,470	2,470
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,500	1,658,619
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	915	903,541
Series 2023, RB	4.13%	04/01/2053	1,135	1,089,231
				13,271,039
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(f)	6.00%	10/05/2040	1,062	1,063,347
Oregon–1.27%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	564,095
Oregon (State of); Series 2019, GO Bonds(i)(k)	5.00%	08/01/2044	4,240	4,528,022
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(h)	5.50%	07/01/2053	1,815	1,959,517
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(h)	5.00%	07/01/2052	2,040	2,103,669
				9,155,303
Pennsylvania–3.41%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(e)(h)	5.50%	01/01/2048	1,740	1,883,333
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	988,666
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(e)(g)	0.00%	10/01/2036	850	491,797
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	650	667,649
Series 2021, RB	5.00%	11/01/2051	865	887,172
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(h)	5.25%	06/30/2053	2,565	2,649,483
Series 2022, RB (INS - AGM)(e)(h)	5.00%	12/31/2057	1,285	1,299,907
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	665	652,912
Series 2023 A-2, RB	4.00%	05/15/2048	695	634,658
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,292,324
Series 2014 A-2, RB(j)	5.13%	12/01/2039	2,500	2,534,750
Series 2019 A, RB	5.00%	12/01/2049	275	286,641
Series 2020 B, RB	5.00%	12/01/2050	760	801,307
Series 2021 A, RB	4.00%	12/01/2050	1,575	1,478,884
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	3,955	4,034,959
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	1,310	1,326,514
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,238,796
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	500	451,779
				24,601,531
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.85%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 3,765	$ 3,774,514
Series 2002, RB	5.63%	05/15/2043	1,890	1,911,459
Series 2005 A, RB(g)	0.00%	05/15/2050	7,500	1,381,236
Series 2005 B, RB(g)	0.00%	05/15/2055	3,240	345,022
Series 2008 A, RB(g)	0.00%	05/15/2057	19,060	1,408,624
Series 2008 B, RB(g)	0.00%	05/15/2057	31,765	1,779,482
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,557,234
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,471,819
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,119,846
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	666,773
Subseries 2022, RN	0.00%	11/01/2043	950	495,125
Subseries 2022, RN	0.00%	11/01/2051	1,796	943,092
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2032	570	563,646
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2033	930	922,853
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2035	3,045	2,990,527
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	2,135	2,113,650
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	570	492,327
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,890	1,494,912
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,685	1,760,024
Series 2018 A-1, RB(g)	0.00%	07/01/2046	10,495	3,097,000
Series 2018 A-1, RB(g)	0.00%	07/01/2051	13,770	2,995,804
Series 2018 A-1, RB	4.75%	07/01/2053	1,680	1,589,906
Series 2018 A-1, RB	5.00%	07/01/2058	6,020	5,851,920
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,480,513
				42,207,308
Rhode Island–0.50%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,011,902
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,580,656
				3,592,558
South Carolina–0.84%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(c)	5.25%	08/01/2031	2,525	2,657,579
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	954,269
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	2,365	2,421,718
				6,033,566
South Dakota–1.14%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,618,310
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,780	2,790,339
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,401,601
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,446,212
				8,256,462
Tennessee–6.71%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2004 C, VRD RB(l)	3.65%	05/01/2039	20,000	20,000,040
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,585	1,598,451
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,355,623
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,565,257
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	2,655	3,025,817
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	$ 4,040	$ 3,870,000
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(h)	5.00%	07/01/2043	1,560	1,590,901
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2054	1,210	1,228,351
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,605,342
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008, VRD RB (INS - AGM)(e)	2.15%	06/01/2042	6,000	6,000,000
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	3,190	3,313,149
Tennessee Housing Development Agency; Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,230,112
				48,383,043
Texas–16.82%
Austin (City of), TX; Series 2022, RB(h)	5.25%	11/15/2047	1,500	1,584,066
Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(f)(l)(q)	2.40%	06/01/2063	1,066	1,066,000
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,440	1,418,956
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,265,750
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,469,990
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,155,000
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,285	1,269,930
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	2,153,330
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	5,264,903
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,738,315
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,830	2,681,016
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(e)	4.38%	10/01/2053	1,700	1,666,244
Series 2023, RB (INS - AGM)(e)	4.25%	10/01/2053	1,815	1,741,901
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,581,764
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	1,710	1,703,599
Houston (City of), TX;
Series 2021 A, RB(h)	4.00%	07/01/2036	1,250	1,248,238
Series 2023 A, Ref. RB (INS - AGM)(e)(h)	5.25%	07/01/2048	2,195	2,323,731
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	715	714,651
Series 2021 A, RB(h)	4.00%	07/01/2041	740	624,825
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	625	624,302
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,779,979
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,690	1,707,878
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,198,775
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,500	1,480,408
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,485	1,623,056
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	3,925	3,813,072
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,125	1,097,977
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	820	791,387
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	49,220
Series 2021, RB	2.00%	11/15/2061	1,762	650,748
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	659,930
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	757,343
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(e)	5.00%	04/01/2046	1,100	1,076,110
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,863,035
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(f)	4.00%	08/15/2051	1,280	929,416
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	$ 630	$ 555,967
Series 2017, Ref. RB	5.00%	01/01/2047	790	676,152
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	258,922
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,679,778
Series 2020, RB	5.25%	10/01/2055	3,175	2,383,377
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(d)	5.00%	07/01/2047	1,000	650,000
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,890	3,918,713
North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGC)(e)(g)	0.00%	01/01/2028	4,100	3,576,095
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,095	2,271,664
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,900	4,305,434
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(e)	5.00%	10/01/2032	485	485,341
Series 2011, RB (INS - AGM)(e)	5.00%	10/01/2037	525	525,193
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	1,006,258
Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,811,922
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	2,535,460
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,627,764
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198)(d)(p)	5.75%	02/15/2025	270	148,500
Series 2017 A, RB(d)	6.38%	02/15/2048	2,460	1,353,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	96,301
Series 2020, Ref. RB	6.75%	11/15/2051	105	92,740
Series 2020, Ref. RB	6.88%	11/15/2055	105	93,399
Texas (State of); Series 2020, VRD GO Bonds(l)	3.25%	12/01/2050	2,095	2,095,000
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2044	3,500	1,237,683
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	4,405	2,540,173
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	1,490	806,579
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,065	3,075,372
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	3,170	3,383,647
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,815	1,761,246
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,145	3,249,592
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(h)	5.50%	06/30/2040	2,000	2,135,000
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,450	1,451,972
Texas Water Development Board; Series 2022, RB(i)	5.00%	10/15/2047	4,260	4,625,125
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,322
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	3,150	3,040,462
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	4,270	4,052,167
				121,290,165
Utah–1.74%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	500	365,003
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	354,762
Salt Lake City (City of), UT;
Series 2018 A, RB(h)	5.00%	07/01/2048	1,890	1,917,749
Series 2021 A, RB(h)	5.00%	07/01/2046	1,055	1,089,568
Series 2023 A, RB(h)	5.50%	07/01/2053	3,695	3,989,210
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,367,763
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,022,043
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,437,519
				12,543,617
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–3.37%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	$ 3,230	$ 3,230,576
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,615,024
Isle of Wight County Economic Development Authority; Series 2023, RB (INS - AGM)(e)	5.25%	07/01/2048	1,695	1,806,573
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	430	397,249
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(d)	5.00%	09/01/2050	415	236,550
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	2,000,188
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,525,511
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(h)	5.00%	01/01/2037	1,025	1,072,063
Series 2022, Ref. RB(h)	4.00%	07/01/2040	2,050	1,891,593
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	720	737,796
Series 2022, Ref. RB(h)	5.00%	12/31/2057	2,065	2,090,732
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,480	1,487,147
Series 2017, RB(h)	5.00%	12/31/2056	5,170	5,180,068
				24,271,070
Washington–4.58%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(b)(g)	0.00%	02/01/2025	9,850	9,485,878
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.25%	01/01/2038	1,680	1,726,225
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	3,165	3,366,793
Tacoma (City of), WA; Series 2023, RB(i)	4.00%	12/01/2047	3,515	3,392,624
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(e)(g)	0.00%	12/01/2029	2,120	1,753,531
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	2,380	2,628,051
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,492,944
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,436,957
Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,873,140
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	550	420,462
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	455	335,288
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,527	1,404,994
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	745	733,485
				33,050,372
West Virginia–0.47%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	1,060	1,148,759
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,260,431
				3,409,190
Wisconsin–5.07%
University of Wisconsin Hospitals & Clinics; Series 2018 B, Ref. VRD RB(l)	2.10%	04/01/2048	2,145	2,145,000
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(e)(g)	0.00%	12/15/2050	8,300	2,316,210
Series 2020 D, RB (INS - AGM)(e)(g)	0.00%	12/15/2060	37,270	6,277,889
Series 2022, RB(f)	5.25%	12/15/2061	2,170	2,107,988
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	3,545	3,204,630
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	3,041,506
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	2,140	1,751,850
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,803,188
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,000,847
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.75%	08/01/2031	$ 1,155	$ 808,500
Series 2017, RB(f)	6.75%	12/01/2042	2,695	2,463,640
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	530	453,887
Series 2022 A, RB(f)	6.13%	02/01/2050	575	492,425
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	790	749,040
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	835	513,525
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,143,255
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,124,246
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,125,432
				36,523,058
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM)(e)	4.00%	06/01/2044	1,350	1,315,759
Total Municipal Obligations (Cost $1,193,755,602)				1,179,825,424
			Shares
Exchange-Traded Funds–0.09%
Invesco Municipal Strategic Income ETF (Cost $627,488)(r)			12,316	612,433
TOTAL INVESTMENTS IN SECURITIES(s)–163.72% (Cost $1,194,383,090)				1,180,437,857
FLOATING RATE NOTE OBLIGATIONS–(7.82)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(t)				(56,400,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.98)%				(367,587,246)
OTHER ASSETS LESS LIABILITIES–(4.92)%				(35,423,977)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$721,026,634
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $6,623,030, which represented less than 1% of the Trust’s Net Assets.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $61,414,428, which represented 8.52% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $21,165,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(p)	Restricted security. The aggregate value of these securities at November 30, 2023 was $1,426,250, which represented less than 1% of the Trust’s Net Assets.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$613,281	$-	$-	$(848)	$-	$612,433	$18,757

(s)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.60%

(t)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $83,096,434 are held by TOB Trusts and serve as collateral for the $56,400,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,179,372,036	$453,388	$1,179,825,424
Exchange-Traded Funds	612,433	—	—	612,433
Total Investments	$612,433	$1,179,372,036	$453,388	$1,180,437,857
Invesco Municipal Opportunity Trust